Note 12 - Supplemental Cash Flow Information - 10Q (Details) - Supplemental Cash Flow Information (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended
	Sep. 30, 2012 Shared Services Payment with PSID [Member]	Dec. 31, 2012 Shared Services Payment with PSID [Member]	Sep. 30, 2013 VC Assets in Excess of Cash [Member]	Sep. 30, 2012 Options, Assets, Promissory Note [Member]	Dec. 31, 2012 Options, Assets, Promissory Note [Member]	Sep. 30, 2013 Accrued Interest [Member]
Note 12 - Supplemental Cash Flow Information - 10Q (Details) - Supplemental Cash Flow Information [Line Items]
Issuance of shares of common stock to settle the partial payment of payable under a shared services agreement with PSID	$ 160	$ 160
Net assets acquired from VC in excess of cash acquired for common stock			117
Acquisition of assets for common stock, assumption of stock options and a promissory note				1,200	5,820
Notes and accrued interest related to notes conversion to common stock						$ 420